Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Scheduled Maturities of Other Time Deposits	At December 31, 2015, the scheduled maturities of other time deposits were as follows: Years Ending December 31,

2016	$201,329
2017	60,281
2018	36,975
2019	6,441
2020	9,638

$314,664

Interest Expense on Deposits

Interest expense on deposits for the years ended December 31, 2015, December 31, 2014 and December 31, 2013 is summarized as follows:

	2015	2014	2013
Interest bearing checking accounts	$1,105	$1,253	$1,243
Money market accounts	88	86	73
Savings	103	109	79
Other time deposits	3,735	4,155	5,719

	$5,031	$5,603	$7,114